Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Amounts outstanding under credit facilities
As of December 31, 2017 and December 31, 2016, we had the following debt amounts outstanding:

(In US$ millions)	December 31, 2017	December 31, 2016
External debt agreements
Term Loan B	$2,836.9	$2,865.7
West Vela Facility	255.3	342.4
West Polaris Facility	205.6	279.0
Tender Rig Facility	83.3	—
Sub-total external debt	3,381.1	3,487.1

Related party debt agreements
West Vencedor Facility	24.7	41.2
Tender Rig Facility	—	119.1
Sub-total related party debt	24.7	160.3

Total external and related party debt	$3,405.8	$3,647.4

Maturities of outstanding debt
The outstanding debt as of December 31, 2017 is repayable as follows:

(In US$ millions)	As of December 31, 2017
2018	$199.8
2019	175.1
2020	331.1
2021	2,699.8
2022	—
2023 and thereafter	—
Total external and related party debt	$3,405.8

Schedule of debt
The below tables show how the above balances are presented in the Consolidated Balance Sheet:

	Outstanding debt as of December 31, 2017
(In $ millions)	Principal outstanding	Debt Issuance Costs	Total Debt
Current portion of long-term external debt	$175.1	$(12.2)	$162.9
Long-term external debt	3,206.0	(25.8)	3,180.2
Total external debt	$3,381.1	$(38.0)	$3,343.1
Current portion of long term related party debt	$24.7	$—	$24.7
Total interest bearing debt	$3,405.8	$(38.0)	$3,367.8

	Outstanding debt as of December 31, 2016
(In $ millions)	Principal outstanding	Debt Issuance Costs	Total Debt
Current portion of long-term external debt	$105.3	$(11.5)	$93.8
Long-term external debt	3,381.8	(35.3)	3,346.5
Total external debt	$3,487.1	$(46.8)	$3,440.3
Current portion of long term related party debt	$135.6	$—	$135.6
Long term related party debt	$24.7	$—	$24.7
Total interest bearing debt	$3,647.4	$(46.8)	$3,600.6